Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Attributable to equity holders of the Company	Issued capital	Share option reserve	Investment revaluation reserve	Deficit	Non- controlling interests	Treasury shares [member]
Number of shares issued, beginning (shares) at Dec. 31, 2016			152,334,652
Equity, beginning at Dec. 31, 2016	$ 1,399,004	$ 1,396,298	$ 2,303,978	$ 22,946	$ 434	$ (931,060)	$ 2,706
Net earnings for the year	123,451	120,991				120,991	2,460
Other comprehensive income	1,171	1,171			1,171
Total comprehensive earnings for the year	124,622	122,162			1,171	120,991	2,460
Shares issued on the exercise of stock options, shares			307,266
Shares issued on the exercise of stock options	2,606	2,606	$ 3,604	(998)
Shares issued as compensation, shares (Note 25)			135,404
Shares issued as compensation (Note 25)	2,020	2,020	$ 2,020
Share-based compensation on option grants	515	515		515
Acquisition of mineral interests, shares			525,654
Acquisition of mineral interests	8,650	8,650	$ 8,650
Distributions by subsidiaries to non-controlling interests	(1,052)	(87)				(87)	(965)
Dividends paid	(15,314)	(15,314)				(15,314)
Number of shares issued, ending (shares) (Previously stated) at Dec. 31, 2017			153,302,976
Number of shares issued, ending (shares) at Dec. 31, 2017			153,302,976
Equity, ending (Previously stated) at Dec. 31, 2017	1,521,051	1,516,850	$ 2,318,252	22,463	1,605	(825,470)	4,201
Equity, ending (Impact of adopting IFRS 9(1)) at Dec. 31, 2017					(1,602)	1,602
Equity, ending at Dec. 31, 2017	1,521,051	1,516,850	$ 2,318,252	22,463	3	(823,868)	4,201
Net earnings for the year	12,041	10,294				10,294	1,747
Other comprehensive income	205	205			205
Total comprehensive earnings for the year	12,246	10,499			205	10,294	1,747
Decrease due to cancellation of shares								(120,339)
Cancellation of expired shares	178							$ 178
Shares issued on the exercise of stock options, shares			125,762
Shares issued on the exercise of stock options	1,081	1,081	$ 1,367	(286)
Shares issued as compensation, shares (Note 25)			139,957
Shares issued as compensation (Note 25)	1,879	1,879	$ 1,879
Share-based compensation on option grants	396	396		396
Distributions by subsidiaries to non-controlling interests	(2,020)	(1,209)				(1,209)	(811)
Dividends paid	(21,462)	(21,462)				(21,462)
Number of shares issued, ending (shares) at Dec. 31, 2018			153,448,356
Equity, ending at Dec. 31, 2018	$ 1,513,349	$ 1,508,212	$ 2,321,498	$ 22,573	$ 208	$ (836,067)	$ 5,137